Cash and Due from banks at amortized cost	12 Months Ended
Dec. 31, 2019
Cash and Due from banks at amortized cost [Abstract]
Cash and Due from banks at amortized cost

8.	Cash and due from banks at amortized cost

(a)	Cash and due from banks at amortized cost as of December 31, 2018 and 2019 are as follows:

	2018		2019
Cash and cash equivalents	~~W~~	2,617,231	2,582,886
Deposits in won:
Reserve deposits		2,360,416	13,840,988
Time deposits		1,346,015	1,413,964
Other		2,271,812	1,890,541

		5,978,243	17,145,493

Deposits in foreign currency:
Deposits		5,045,513	5,616,049
Time deposits		2,791,486	2,393,885
Other		930,977	697,505

		8,767,976	8,707,439

Allowance for credit losses		(14,824)	(12,074)

	~~W~~	17,348,626	28,423,744

(b)	Restricted due from banks at amortized cost as of December 31, 2018 and 2019 are as follows:

	2018		2019
Deposits denominated in won:
Reserve deposits	~~W~~	2,360,416	13,840,988
Other		2,182,119	1,081,698

		4,542,535	14,922,686
Deposits denominated in foreign currency		1,632,971	1,584,239

	~~W~~	6,175,506	16,506,925